Hod Maden and Other Investments in Associates	12 Months Ended
Dec. 31, 2020
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Hod Maden and Other Investments in Associates
6 – Hod Maden and Other Investments in Associates

In $000s	As at December 31, 2020	As at December 31, 2019
Hod Maden interest	$96,666	$116,585
Entrée Resources Ltd.	16,240	—

	$112,906	$116,585

A. Hod Maden interest
The Company has a 30% net profits interest in Artmin Madencilik Sanayi ve Ticaret A.S, incorporated in Turkey which owns and operates the Hod Maden project. This interest is accounted for using the equity method and its financial results are adjusted, where appropriate, to give effect to uniform accounting policies.
The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Beginning of Year	$116,585	$127,224
Company’s share of net loss of associate	(360)	(414)
Capital investment	3,579	3,000
Currency translation adjustments	(23,138)	(13,225)

End of Year	$96,666	$116,585

Summarized financial information for the Company’s investment in this
associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Administration expenses	$(1,387)	$(1,183)
Other (expense) income	187	(197)

Total net loss	$(1,200)	$(1,380)

Company’s share of net loss of associate	$(360)	$(414)

In $000s	As at December 31, 2020	As at December 31, 2019
Current Assets	$765	$1,747
Non-current Assets	318,710	387,620

Total Assets	$319,475	$389,367

Current Liabilities	$518	$751
Non-current Liabilities	—	—

Total Liabilities	$518	$751

Net Assets	318,957	388,616

Company’s share of net assets of associate	$95,687	$116,585

Adjustments for differences in accounting policies and other	979	—

Carrying amount of investment in associate	96,666	116,585

B. Entrée Resources Ltd.
Through a series of acquisitions, spanning several years, the Company acquired 40,376,380 common shares and 1,657,317 warrants of Entrée Resources Ltd. (“Entrée”). As a result of its most recent purchases, which occurred on November 20, 2020, Sandstorm’s position in Entrée increased to over
20%
on a fully diluted basis. As a result of the ownership position, the Company concluded that as at November 20, 2020, it had significant influence over Entrée and as such, the investment in associate would be accounted for under the equity method. The initial cost of the associate includes the fair value of the common shares previously held plus the cost of acquisitions in the period. As at December 31, 2020, this position represents approximately 22% of the common shares of Entrée on a non-diluted basis. The Company records its share of Entrée’s profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies. Using the quoted price of Entrée’s common shares, the fair value of Sandstorm’s interest was
$17.8
million as at December 31, 2020.
The following table summarizes the changes in the carrying amount of the Company’s Entrée interest:

In $000s	Year Ended December 31, 2020 1	Year Ended December 31, 2019
Beginning of Year	$—	$—
Acquisition of i nvestment in a ssociate	16,339	—
Company’s share of net loss of associate	(99)	—

End of Year	$16,240	$—

1	Information is for the reconstructed period November 20, 2020 to December 31, 2020.
Summarized financial information for the Company’s investment in this
associate, on a
100
% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	As at December 31, 2020	As at December 31, 2019
Current Assets	$7,651	$—
Non-current Assets	152,133	—
Total Assets	$159,784	$—

Current Liabilities	$184	$—
Non-current Liabilities	84,831	—

Total Liabilities	$85,015	$—

Net Assets	74,769	—

Company’s share of net assets of associate	$16,240	$—